Schedule of investments
Delaware Ivy VIP International Core Equity
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.53%Δ
Austria − 1.67%
Mondi	633,831	$ 11,163,858
		11,163,858
Brazil − 5.32%
Banco do Brasil	1,491,164	16,851,931
MercadoLibre †	12,299	18,595,596
		35,447,527
Canada − 2.84%
Dollarama	248,668	18,943,598
		18,943,598
China − 4.05%
Alibaba Group Holding ADR	97,599	7,062,264
Budweiser Brewing 144A #	4,729,800	6,961,543
China Mengniu Dairy	2,568,000	5,512,067
H World Group ADR	192,689	7,457,064
		26,992,938
Denmark − 4.00%
Genmab †	29,764	8,924,100
Novo Nordisk Class B	138,271	17,736,493
		26,660,593
France − 14.89%
Airbus	112,855	20,785,777
BNP Paribas	195,938	13,921,995
L'Oreal	20,194	9,556,559
LVMH Moet Hennessy Louis Vuitton	13,980	12,574,133
Thales	107,539	18,336,716
TotalEnergies	214,582	14,693,419
Vinci	73,634	9,434,299
		99,302,898
Germany − 10.52%
Deutsche Telekom	711,644	17,274,535
Heidelberg Materials	72,961	8,024,890
KION Group	206,565	10,870,752
SAP	87,024	16,942,639
Siemens	53,856	10,281,827
Siemens Healthineers 144A #, †	110,231	6,745,296
		70,139,939
India − 6.97%
Axis Bank	962,463	12,084,665
Bharti Airtel	730,939	10,767,443
ICICI Bank	1,027,579	13,470,245
NTPC	2,529,983	10,186,365
		46,508,718
Ireland − 2.12%
Experian	93,502	4,076,188
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland (continued)
ICON †	29,995	$ 10,076,820
		14,153,008
Japan − 12.13%
Asahi Group Holdings	339,800	12,444,518
Mitsubishi UFJ Financial Group	1,615,800	16,384,285
Mitsui Chemicals	327,500	9,575,340
Renesas Electronics	859,400	15,237,347
Seven & i Holdings	948,700	13,787,422
Tokio Marine Holdings	430,722	13,444,058
		80,872,970
Netherlands − 7.67%
Adyen 144A #, †	9,152	15,481,860
ASML Holding	14,423	13,882,858
ING Groep	541,874	8,912,824
Shell	385,951	12,889,143
		51,166,685
Republic of Korea − 4.56%
KB Financial Group	272,075	14,207,519
LG	54,773	3,564,059
SK Hynix	95,417	12,630,128
		30,401,706
Singapore − 0.91%
Sea ADR †	112,712	6,053,762
		6,053,762
Spain − 2.73%
Banco Bilbao Vizcaya Argentaria	1,527,309	18,191,020
		18,191,020
Switzerland − 2.46%
Alcon	127,817	10,645,878
Nestle	54,182	5,752,538
		16,398,416
Taiwan − 3.61%
Taiwan Semiconductor Manufacturing	1,002,000	24,076,679
		24,076,679
United Kingdom − 4.05%
AstraZeneca ADR	154,828	10,489,597
Haleon	2,292,993	9,640,252
HSBC Holdings	882,200	6,892,371
		27,022,220
United States − 5.03%
Freshworks Class A †	392,739	7,151,777
Newmont	197,929	6,927,539
Schlumberger	133,232	7,302,446
NQ- IV085 [0324] 0524 (3566307)    1

Schedule of investments
Delaware Ivy VIP International Core Equity   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Stellantis	427,186	$ 12,132,393
		33,514,155
Total Common Stocks (cost $543,983,404)		637,010,690

Preferred Stocks – 2.54%
Brazil − 1.48%
Petroleo Brasileiro 8.44% ω	1,319,426	9,865,310
		9,865,310
Germany − 1.06%
Sartorius 0.22% ω	17,788	7,073,649
		7,073,649
Total Preferred Stocks (cost $14,867,643)		16,938,959

Short-Term Investments – 0.68%
Money Market Mutual Funds – 0.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	1,126,803	1,126,803
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,126,803	1,126,803
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	1,126,803	1,126,803
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,126,803	$ 1,126,803
Total Short-Term Investments (cost $4,507,212)		4,507,212

Total Value of Securities−98.75% (cost $563,358,259)		658,456,861
Receivables and Other Assets Net of Liabilities — 1.25%		8,368,557
Net Assets Applicable to 38,968,091 Shares Outstanding — 100.00%	$666,825,418
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $29,188,699, which represents 4.38% of the Portfolio’s net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV085 [0324] 0524 (3566307)